SCHEDULE OF FAIR VALUE OF EMPLOYEE STOCK OPTIONS (Details) - Notable Labs Inc [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Expected term (in years)	6 years	5 years 8 months 4 days
Risk-free interest rate	1.61%	1.07%
Expected dividend rate	0.00%	0.00%
Expected volatility	75.73%	67.81%